SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss tax carryforwards	$ 26,726,066	$ 25,068,127
Tax credits	4,164,187	3,164,799
Capitalized research costs	3,729,483
Stock-based compensation	1,173,158	915,675
Other	265,677	687,422
Deferred Tax Assets, Gross	36,058,571	29,836,023
Valuation allowance	(36,052,644)	(29,830,534)
Total deferred tax assets	5,927	5,489
Convertible notes: embedded derivatives
Other	(5,927)	(5,489)
Total deferred tax liabilities	(5,927)	(5,489)
Net deferred tax assets